Nature of Business and Organization	12 Months Ended
Dec. 31, 2023
Nature of Business and Organization [Abstract]
Nature of Business and Organization

Note 1 — Nature of business and organization

X3 Holdings Co., Ltd. (“X3” or the “Company”), formerly known as Powerbridge Technologies Co., Ltd. is a company that was established under the laws of the Cayman Islands on July 27, 2018 as a holding company. The Company, through its subsidiaries (collectively the “Company”), is a provider of software application and technology services to corporate and government customers engaged in global trade. Mr. Stewart Lor, the Company’s Chairman of the Board and Chief Executive Officer (“CEO”) is the ultimate Controlling Shareholders of the Company.

Effective January 30, 2024, the Company has undergone a transformation, changing its corporate name from Powerbridge Technologies Co., Ltd. to X3 Holdings Co., Ltd. The Nasdaq stock symbol has also transitioned from PBTS to XTKG. This change reflects the Company’s evolving global expansion strategy and its commitment to broader technological and business horizons.

As of December 31, 2023, the details of the Company’s principal subsidiaries are as follows:

Major subsidiaries	Percentage of Ownership	Date of Incorporation	Place of Incorporation	Major Operation
Powerbridge Holding Limited (“Powerbridge HK”)	100% by X3	July 27, 2018	Hong Kong, PRC	Investment holding
Boxinrui International Holdings Limited (“Boxinrui”)	100% by X3	August 5, 2021	BVI	Investment holding
Hongding Technology Co., Ltd (“Hongding”)	100% by X3	July 28, 2020	Hong Kong, PRC	Investment holding
Powercrypto Holding Pte. Ltd. (“Powercrypto”)	100% by X3	October 1, 2021	Singapore	Management consultancy services
Powercrypto Inc (1)	100% by X3	April 5, 2022	USA	Management consultancy services
X3 HOLDINGS PTE. LTD.	100% by X3	November 8, 2023	Singapore	Investment holding
Powerbridge High Technologies Holding Co., Ltd	100% by X3	January 11, 2023	Macau	Investment holding
Powerbridge Technology Group Co., Ltd. (“Powerbridge Zhuhai”)	100% by Powerbridge HK	October 30, 1997	the PRC	Software application and technology services
Powerstream Supply Chain Co., Ltd. (“Powerstream”)	100% by Powerbridge HK	August 17, 2021	the PRC	Supply chain business
Powermeta Digital Co., Ltd. (“Powermeta”)	100% by Powerbridge HK	January 21, 2022	the PRC	Software application and technology services
Powerstream Capital Co., Ltd. (“Powerstream Capital”) (2)	100% by Powerbridge HK	August 11, 2022	the PRC	Investment, software application and technology services
Powerbridge Digital Trade (HK) Co., Limited	51% by Powerbridge HK	June 26, 2023	Hong Kong, PRC	Investment holding
SmartConn Co.Limited(“SmartConn”)	50.99% by Powerbridge HK	December 14, 2020	Hong Kong, PRC	Investment holding
Hong Kong Anxin Jieda Co., Limited (“Anxin Jieda”)	100% by Boxinrui	November 30, 2021	Hong Kong, PRC	Investment holding

Shenzhen Hongding Interconnect Technology Co., Ltd. (3)	100% by Hongding	October 21, 2020	the PRC	Software application and technology services
Shenzhen Honghao Internet Technology Co., Ltd (“Honghao”)	100% by Hongding	July 28, 2020	the PRC	Software application and technology services
Wuhan Honggang Technology Co., Ltd (“Honggang”)	60% by Powerbridge Zhuhai	June 21, 2019	the PRC	Software application and technology services
Chongqing Powerbridge Zhixin Technology Co., Ltd (“Zhixin”) (4)	45% by Powerbridge Zhuhai	September 2, 2019	the PRC	software application and technology services
Hongxi Data Technology Co., Ltd.	70% by Powerbridge Zhuhai	February 8, 2021	Macau	Software application and technology services
Zhuhai Hongyang Supply Chain Co., Ltd. (“Zhuhai Hongyang”)	60% by Powerbridge Zhuhai	July 21, 2021	the PRC	Supply chain business
Ningbo Zhijing Tongfu Technology Co., Ltd. (“Ningbo Zhijing”)	51% by Powerbridge Zhuhai	April 25, 2021	the PRC	software application and technology services
Hunan Powerverse Digital Co., Ltd.	51% by Powerbridge Zhuhai	March 9, 2023	the PRC	Software application and technology services
Metafusion Digital Co., Ltd (“Metafusion”)	66% by Powermeta Digital	February 15, 2022	the PRC	Software application and technology services
Shanghai Stamp Technolog Co., Ltd.	100% by SmartConn	December 9, 2018	the PRC	Software application and technology services
Ascendent Insight Education Co., Ltd. (“Ascendent”)	90% by Anxin Jieda	January 7, 2020	the PRC	Software application and technology services
Xingtai Ningyao Technology Co., Ltd.	100% by Ascendent	December 17, 2022	the PRC	Software application and technology services
Agro Digital Fintech Co., Ltd.(5)	51% by Powerbridge Zhuhai	July 6, 2023	the PRC	Digital finance business
Guangdong Hongqiao Digital Technology Co ., Ltd.	51% by Powerbridge Zhuhai	November 28, 2023	the PRC	Software application and technology services

(1)	On August 25, 2023, the name was changed to Powercrypto Inc.

(2)	Powerstream Capital was deregistered on April 12, 2024 subsequently.

(3)	Shenzhen Hongding Interconnect Technology Co., Ltd was deregistered on August 8, 2023.

(4)	Certain third-party shareholders of Zhixin signed consents with the Company for the year ended December 31, 2022, which stated that the Company has the power and control to direct the activities that most significantly impact Zhixin and they unconditionally vote by consensus with the Company in all the board decisions. As such, the Company consolidates the financial results of Zhixin based on the voting power. Zhixin was deregistered on June 13, 2023.

(5)	Agro Digital Fintech Co., Ltd. was deregistered on March 14, 2024, subsequently.